Long-Term Debt (Future Minimum Capital Lease Payments) (Details)	Dec. 31, 2015 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments Year 1	$ 1,150,000
Capital Leases, Future Minimum Payments Year 2	1,192,000
Capital Leases, Future Minimum Payments Year 3	1,235,000
Capital Leases, Future Minimum Payments Year 4	1,280,000
Capital Leases, Future Minimum Payments Year 5	1,269,000
Capital Leases, Future Minimum Payments Thereafter	2,790,000
Capital Leases, Future Minimum Payments Due	8,916,000
Capital Lease Payments, Amount Representing Interest	2,978,000
Minimum Capital Lease Obligations, net of interest	$ 5,938,000